UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21992

TENNENBAUM OPPORTUNITIES PARTNERS V, LP
(Exact Name of Registrant as Specified in Charter)

2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA  90405
(Address of Principal Executive Offices) (Zip Code)

ELIZABETH GREENWOOD, SECRETARY
TENNENBAUM OPPORTUNITIES PARTNERS V, LP
2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA  90405
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (310) 566-1000

Copies to:
RICHARD T. PRINS, ESQ.
SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
FOUR TIMES SQUARE
NEW YORK, NEW YORK 10036

Date of fiscal year end: DECEMBER 31, 2010

Date of reporting period: SEPTEMBER 30, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited)

September 30, 2010

Showing Percentage of Total Cash and Investments of the Registrant

	Principal	Fair	Percent of Cash
Investment	Amount	Value	and Investments

Debt Investments (73.22%)
Bank Debt (46.09%) (1)
Architectural, Engineering, and Related Services (1.25%)
ESP Holdings, Inc., 2nd Lien Term Loan, LIBOR + 10%, due 9/12/14 (2)	$18,127,371	$18,127,371	1.25%

Book, Periodical, and Music Stores (1.64%)
Borders Group, Inc., 2nd Lien FIFO Term Loan, LIBOR + 12.25%, due 4/1/14	$1,937,045	-	-
Borders Group, Inc., 2nd Lien Term Loan, LIBOR + 12.25%, due 4/1/14	$23,979,044	23,619,358	1.64%
Total Book, Periodical, and Music Stores		23,619,358

Cable and Other Subscription Programming (3.06%)
Medfort, S.a.r.l, 1st Lien Term Loan, EURIBOR + 13%, due 7/5/17 - (Germany) (3)	€2,467,177	768,993	0.05%
Primacom AG, Mezzanine Term Loan, EURIBOR + 3.5% Cash + 7% PIK, due 11/21/17 - (Germany) (3)	€36,914,223	43,452,233	3.01%
Total Cable and Other Subscription Programming		44,221,226

Communications Equipment Manufacturing (5.82%)
Dialogic Corporation, Senior Secured Notes, 15% Cash + 2% PIK, due 1/31/11	$7,401,579	7,401,579	0.51%
Dialogic Corporation, Senior Secured Notes, LIBOR + 10% Cash + 2% PIK, due 1/31/11	$41,441,240	41,441,240	2.87%
Mitel Networks Corporation, 1st Lien Term Loan, LIBOR + 3.25%, due 8/10/14	$39,301,984	35,273,530	2.44%
Total Communications Equipment Manufacturing		84,116,349

Computer and Peripheral Equipment Manufacturing (1.12%)
Targus Group, 1st Lien Term Loan, LIBOR + 5.75% Cash + 2% PIK, due 11/22/12	$18,639,164	16,390,815	1.12%

Electric Power Generation, Transmission and Distribution (1.77%)
Texas Competitive Electric Holdings Company, LLC, B3 Term Loan LIBOR + 3.5%, due 10/10/14	$17,662,081	13,705,280	0.94%
Texas Competitive Electric Holdings Company, LLC, Delayed Draw Term Loan LIBOR + 3.5%, due 10/10/14	$15,597,205	12,062,925	0.83%
Total Electric Power Generation, Transmission and Distribution		25,768,205

Gambling Industries (1.06%)
Gateway Casinos & Entertainment Limited, 1st Lien Term Loan, LIBOR + 8.5% due 9/16/14 - (Canada) (2)	$15,196,231	15,272,213	1.06%

Industrial Machinery Manufacturing (3.29%)
BOC Edwards Limited, 1st Lien Term Loan, LIBOR + 2%, due 5/31/14	$6,676,537	6,092,340	0.42%
BOC Edwards Limited, 2nd Lien Term Loan, LIBOR + 5.75%, due 11/30/14	$45,001,055	41,400,971	2.87%
Total Industrial Machinery Manufacturing		47,493,311

Machine Shops; Turned Product; and Screw, Nut and Bolt Manufacturing (0.61%)
Precision Partners Holdings, 1st Lien Delayed Draw Term Loan, LIBOR + 6.5%, due 10/2/13	$744,828	588,414	0.04%
Precision Partners Holdings, 1st Lien Term Loan, LIBOR + 6.5%, due 10/2/13	$10,482,892	8,281,485	0.57%
Total Machine Shops; Turned Product; and Screw, Nut and Bolt Manufacturing		8,869,899

Management, Scientific, and Technical Consulting Services (0.68%)
Booz Allen Hamilton, Inc., Mezzanine Loan, 13%, due 7/31/16	$9,599,391	9,815,377	0.68%

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

September 30, 2010

Showing Percentage of Total Cash and Investments of the Registrant

	Principal	Fair	Percent of Cash
Investment	Amount	Value	and Investments

Debt Investments (continued)
Motor Vehicle Parts Manufacturing (5.42%)
Visteon Corporation, 1st Lien Term Loan, Prime + 2%, due 6/13/13 (4)	$71,627,582	$78,312,799	5.42%

Offices of Real Estate Agents and Brokers (0.98%)
Realogy Corporation, 2nd Lien Term Loan A, 13.5%, due 10/15/17	$21,204,819	22,618,481	1.57%
Realogy Corporation, Revolver, LIBOR + 2.25%, due 4/10/13	$48,915,663	(8,560,241)	(0.59)%
Total Offices of Real Estate Agents and Brokers		14,058,240

Other Financial Investment Activities (2.94%)
American Capital, Ltd., 1st Lien Senior Secured Term Loan, LIBOR + 6.5%, due 12/31/12	$28,343,384	28,396,528	1.97%
Marsico Capital Management, Senior Secured 1st Lien Term Loan, LIBOR + 5%, due 12/14/14	$18,276,790	13,981,744	0.97%
Total Other Financial Investment Activities		42,378,272

Other Investment Pools and Funds (1.39%)
Vion Holdings II, LLC, Senior Secured Term Loan, LIBOR + 11%, due 2/27/12	$20,122,825	20,122,825	1.39%

Radio and Television Broadcasting (4.97%)
Encompass Digital Media Group, Inc., 1st Lien Revolver, 13%, due 12/31/14 (2)	$8,437,500	2,981,250	0.21%
Encompass Digital Media Group, Inc., 1st Lien Term Loan, 13%, due 12/31/14 (2)	$66,164,209	68,810,777	4.76%
Total Radio and Television Broadcasting		71,792,027

Semiconductor and Other Electronic Component Manufacturing (2.06%)
Isola USA Corporation, 1st Lien Term Loan, LIBOR + 8%, due 9/29/15	$27,414,213	27,003,000	1.87%
Isola USA Corporation, Senior Subordinated Term Loan, 8% Cash + 8% PIK, due 3/29/16	$2,706,242	2,706,242	0.19%
Total Semiconductor and Other Electronic Component Manufacturing		29,709,242

Support Activities for Mining (1.64%)
Trico Marine Services, Inc., 1st Lien Term Loan, LIBOR + 11.5%, due 12/31/11	$9,222,709	9,222,709	0.64%
Trico Marine Services, Inc., Senior Secured Super Priority DIP Term Loan, LIBOR + 11.5%, due 3/11/11	$3,689,084	3,689,084	0.26%
Trico Shipping AS, 1st Lien Term Loan A, 13.5%, due 7/1/14 - (Norway)	$10,365,857	10,200,003	0.71%
Trico Shipping AS, Priority 1st Lien Term Loan A, 13.5%, due 9/21/11 - (Norway)	$363,000	363,000	0.03%
Trico Shipping AS, Priority 1st Lien Term Loan B, 13.5%, due 9/21/11 - (Norway)	$170,000	-	-
Total Support Activities for Mining		23,474,796

Wired Telecommunications Carriers (6.39%)
Bulgaria Telecom Company AD, 1st Lien Tranche B Term Loan, EURIBOR + 2.75%, due 8/9/15 - (Netherlands) (3)	€5,932,929	6,624,037	0.46%
Hawaiian Telcom Communications, Inc., Revolver, Prime + 1.25%, due 4/30/12	$10,614,281	8,438,353	0.58%
Hawaiian Telcom Communications, Inc., Tranche C Term Loan, Prime + 1.25%, due 4/30/12	$3,011,948	2,394,499	0.17%
Integra Telecom Holdings, Inc., 1st Lien Term Loan, LIBOR + 7.25%, due 4/15/15 (2)	$15,744,054	15,832,614	1.10%
NEF Telecom Company BV, 1st Lien Tranche C Term Loan, EURIBOR + 3.50%, due 8/9/16 - (Netherlands) (3)	€13,645,416	14,965,365	1.04%
NEF Telecom Company BV, 2nd Lien Tranche D Term Loan, EURIBOR + 5.5%, due 2/16/17 - (Netherlands) (3)	€6,798,182	7,224,238	0.50%

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

September 30, 2010

Showing Percentage of Total Cash and Investments of the Registrant

	Principal	Fair	Percent of Cash
Investment	Amount	Value	and Investments

Debt Investments (continued)
NEF Telecom Company BV, Mezzanine Term Loan, EURIBOR + 10% PIK, due 8/16/17 - (Netherlands) (3)	€47,848,450	$36,701,254	2.54%
Total Wired Telecommunications Carriers		92,180,360

Total Bank Debt (Cost $647,683,156)		665,722,685

Other Corporate Debt Securities (27.13%)
Accounting, Tax Preparation, Bookkeeping, and Payroll Services (2.02%)
NCO Group, Inc., Senior Secured Floating Rate Notes, LIBOR + 4.875%, due 11/15/13	$18,181,000	15,116,229	1.05%
NCO Group, Inc., Senior Subordinated Notes, 11.875%, due 11/15/14	$15,387,000	13,943,853	0.97%
Total Accounting, Tax Preparation, Bookkeeping, and Payroll Services		29,060,082

Aerospace Product and Parts Manufacturing (0.80%)
Hawker Beechcraft, Inc., Senior Secured Notes, 8.5%, due 4/1/15	$9,372,000	7,301,819	0.51%
Hawker Beechcraft, Inc., Senior Secured Notes, 8.875% Cash or 9.625% PIK, due 4/1/15	$5,570,000	4,184,407	0.29%
Total Aerospace Product and Parts Manufacturing		11,486,226

Architectural, Engineering, and Related Services (4.44%)
Alion Science & Technology Corporation, Senior Notes, 10.25%, due 2/1/15	$68,596,000	51,741,277	3.58%
Alion Science & Technology Corporation, Senior Secured Notes, 10% Cash + 2% PIK, due 11/1/14	$10,402,513	10,453,693	0.72%
ESP Holdings, Inc., Junior Unsecured Subordinated Promissory Notes, 18% PIK, due 3/31/15 (2), (5)	$2,083,846	2,083,846	0.14%
Total Architectural, Engineering, and Related Services		64,278,816

Basic Chemical Manufacturing (0.80%)
Kronos International, Inc., Senior Secured Notes, 6.5%, due 4/15/13 (3)	€8,938,000	11,487,053	0.80%

Data Processing, Hosting, and Related Services (0.15%)
Terremark Worldwide, Inc., Senior Secured Notes, 12%, due 6/15/17 (5)	$1,873,000	2,144,585	0.15%

Full-Service Restaurants (2.54%)
Real Mex Restaurants, Inc., Senior Secured Notes, 14%, due 1/1/13 (5)	$35,724,000	36,695,693	2.54%

Gambling Industries (3.39%)
Harrah's Operating Company, Inc., Senior Secured Notes, 11.25%, due 6/1/17	$50,000	55,250	-
Harrah's Operating Company, Inc., Senior Secured Notes, 10%, due 12/15/18	$60,600,000	48,934,500	3.39%
Total Gambling Industries		48,989,750

Health and Personal Care Stores (0.39%)
Rite Aid Corporation, Senior Unsecured Notes, 9.5%, due 6/15/17	$6,640,000	5,608,542	0.39%

Home Furnishings Stores (0.04%)
Linens 'n Things, Inc., Senior Secured Notes, LIBOR + 5.625%, due 1/15/14 (4)	$9,189,000	631,744	0.04%

Industrial Machinery Manufacturing (1.28%)
GSI Group, Inc., Senior Secured Notes, 12.25% Cash or 13% PIK, due 1/15/14 (5)	$18,433,000	18,433,000	1.28%

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

September 30, 2010

Showing Percentage of Total Cash and Investments of the Registrant

	Principal	Fair	Percent of Cash
Investment	Amount	Value	and Investments

Debt Investments (continued)
Oil and Gas Extraction (0.74%)
Forbes Energy Services, Senior Secured Notes, 11%, due 2/15/15	$8,096,000	$7,345,015	0.51%
Geokinetics Holdings, Inc., Senior Secured Notes, 9.75%, due 12/15/14	$3,777,000	3,335,582	0.23%
Total Oil and Gas Extraction		10,680,597

Other Professional, Scientific, and Technical Services (1.37%)
MSX International, Inc., Senior Secured 2nd Lien Notes, 12.5%, due 4/1/12 - (France, Germany, United Kingdom) (5)	$23,100,000	19,757,892	1.37%

Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments Manufacturing (3.03%)
AGY Holding Corporation, Senior Secured 2nd Lien Notes, 11%, due 11/15/14	$50,735,000	43,701,100	3.03%

Satellite Telecommunications (1.26%)
Satelites Mexicanos, Senior Secured FRN, LIBOR + 8.75%, due 11/30/11	$19,699,380	18,133,476	1.26%

Scheduled Air Transportation (2.77%)
United Air Lines, Inc., Aircraft Secured Mortgage (N508UA), 20%, due 8/25/16 (5)	$2,286,989	3,048,556	0.21%
United Air Lines, Inc., Aircraft Secured Mortgage (N510UA), 20%, due 9/26/16 (5)	$5,184,655	6,937,068	0.48%
United Air Lines, Inc., Aircraft Secured Mortgage (N512UA), 20%, due 10/26/16 (5)	$5,194,720	6,971,315	0.48%
United Air Lines, Inc., Aircraft Secured Mortgage (N530UA), 20%, due 11/25/13 (5)	$2,088,923	2,609,065	0.18%
United Air Lines, Inc., Aircraft Secured Mortgage (N536UA), 16%, due 8/21/14 (5)	$4,779,217	5,486,541	0.38%
United Air Lines, Inc., Aircraft Secured Mortgage (N545UA), 16%, due 7/17/15 (5)	$5,732,201	6,763,997	0.47%
United Air Lines, Inc., Aircraft Secured Mortgage (N585UA), 20%, due 10/25/16 (5)	$6,099,379	8,191,466	0.57%
Total Scheduled Air Transportation		40,008,008

Wired Telecommunications Carriers (2.10%)
Hawaiian Telcom Communications, Senior FRN, LIBOR + 5.5%, due 5/1/13 (4), (5)	$12,870,000	65,637	-
ITC^DeltaCom, Inc., Senior Secured Notes, 10.5%, due 4/1/16 (5)	$18,170,000	18,646,962	1.29%
Zayo Group, LLC, 1st Lien Senior Secured Notes, 10.25%, due 3/15/17 (5)	$11,067,000	11,675,685	0.81%
Total Wired Telecommunications Carriers		30,388,284

Wireless Telecommunications Carriers (except Satellite) (0.01%)
Clearwire Communications, LLC, Senior Secured Notes, 12%, due 12/1/15	$183,000	197,183	0.01%

Total Other Corporate Debt Securities (Cost $378,301,462)		391,682,031

Total Debt Investments (Cost $1,025,984,618)		1,057,404,716

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

September 30, 2010

Showing Percentage of Total Cash and Investments of the Registrant

		Fair	Percent of Cash
Investment	Shares	Value	and Investments

Equity Securities (11.93%)
Activities Related to Credit Intermediation (0.60%)
Online Resources Corporation, Common Stock (2), (4), (6)	1,959,400	$8,699,736	0.60%

Architectural, Engineering, and Related Services (0.53%)
Alion Science & Technology Corporation, Warrants (4)	10,380	564,776	0.04%
ESP Holdings, Inc., 15% PIK, Preferred Stock (2), (5), (6)	13,355	1,924,342	0.13%
ESP Holdings, Inc., Common Stock (2), (4), (5), (6)	29,156	5,129,997	0.36%
Total Architectural, Engineering, and Related Services		7,619,115

Data Processing, Hosting, and Related Services (0.79%)
GXS Holdings, Inc., Common Stock (4), (5)	2,611,059	-	-
GXS Holdings, Inc., Series A Preferred Stock (4), (5)	104,442	11,423,975	0.79%
Total Data Processing, Hosting, and Related Services		11,423,975

Depository Credit Intermediation (0.28%)
Doral Financial Corporation, Common Stock (4)	2,410,794	4,001,918	0.28%
Doral GP, Ltd., GP Interest (2), (4), (5), (6)	100	225	-
Total Depository Credit Intermediation		4,002,143

Gambling Industries (4.55%)
Tropicana Entertainment, Inc., Common Stock (4), (5)	180,844	3,200,000	0.22%
TOPV New World Holdings, LLC, Membership Interests - (Canada) (2), (5), (6)	77,133,413	62,578,338	4.33%
Total Gambling Industries		65,778,338

Industrial Machinery Manufacturing (0.46%)
GSI Group, Inc., Common Stock (4), (5)	2,629,562	6,600,201	0.46%

Machine Shops; Turned Product; and Screw, Nut, and Bolt Manufacturing (0.00%)
Precision Holdings, LLC, Class C Membership Interests (4), (5)	83	1,904	-

Motor Vehicle Manufacturing (0.00%)
Fleetwood Enterprises, Inc., Common Stock (2), (4), (6)	11,500,685	11,501	-

Other Amusement and Recreation Industries (0.00%)
Bally Total Fitness Holding Corporation, Common Stock (4), (5)	1,799	57,372	-
Bally Total Fitness Holding Corporation, Warrants (4), (5)	3,245	15,576	-
Total Other Amusement and Recreation Industries		72,948

Radio and Television Broadcasting (0.21%)
Encompass Digital Media Group, Inc., Common Stock (2), (4), (5), (6)	661,765	3,009,375	0.21%

Scheduled Air Transportation (0.98%)
United Air Lines, Inc., Equipment Trust Beneficial Interests (N510UA) (5)	252	2,684,981	0.19%
United Air Lines, Inc., Equipment Trust Beneficial Interests (N512UA) (5)	251	2,663,485	0.18%
United Air Lines, Inc., Equipment Trust Beneficial Interests (N536UA) (5)	280	3,043,436	0.21%
United Air Lines, Inc., Equipment Trust Beneficial Interests (N545UA) (5)	260	2,959,783	0.20%
United Air Lines, Inc., Equipment Trust Beneficial Interests (N585UA) (5)	251	2,941,652	0.20%
Total Scheduled Air Transportation		14,293,337

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

September 30, 2010

Showing Percentage of Total Cash and Investments of the Registrant

	Principal Amount		Fair	Percent of Cash
Investment	or Shares		Value	and Investments

Equity Securities (continued)
Semiconductor and Other Electronic Component Manufacturing (0.09%)
TPG Hattrick Holdco, LLC, Common Units (4), (5)		1,935,857	$1,258,307	0.09%

Wired Telecommunications Carriers (3.44%)
Integra Telecom, Inc., Common Stock (2), (4), (5), (6)		10,080,250	47,661,402	3.30%
Integra Telecom, Inc., Warrants (2), (4), (5), (6)		3,018,747	-	-
ITC^DeltaCom, Inc., Common Stock (4), (5)		1,120,569	1,624,825	0.11%
NEF Kamchia Co-Investment Fund, LP Interest - (Cayman Islands) (3), (4), (5)		6,550,500	446,220	0.03%
Total Wired Telecommunications Carriers			49,732,447

Total Equity Securities (Cost $269,470,512)			172,503,327

Total Investments (Cost $1,295,455,130) (7)			1,229,908,043

Cash and Cash Equivalents (14.85%)
Wells Fargo & Company, Overnight Repurchase Agreement, 0.10%, Collateralized by Federal Home Loan Banks Bonds		$1,058,821	1,058,821	0.07%
American Express Credit Corporation, Commercial Paper, 0.25%, due 11/1/10		$35,000,000	34,992,465	2.42%
Chevron Funding Corporation, Commercial Paper, 0.20%, due 10/8/10		$3,000,000	2,999,883	0.21%
Citicorp Funding, Inc., Commercial Paper, 0.29%, due 12/1/10		$19,000,000	18,990,663	1.31%
Toyota Motor Credit Corporation, Commercial Paper, 0.47%, due 10/4/10		$10,000,000	9,999,608	0.69%
Toyota Motor Credit Corporation, Commercial Paper, 0.49%, due 10/4/10		$6,000,000	5,999,755	0.42%
Toyota Motor Credit Corporation, Commercial Paper, 0.31%, due 11/5/10		$15,000,000	14,995,479	1.04%
Toyota Motor Credit Corporation, Commercial Paper, 0.27%, due 11/22/10		$18,000,000	17,992,980	1.25%
Union Bank of California, Commercial Paper, 0.23%, due 10/18/10		$16,000,000	15,998,262	1.11%
Union Bank of California, Commercial Paper, 0.35%, due 10/18/10		$10,000,000	9,998,347	0.69%
Cash Denominated in Foreign Currency (Cost $41,413)	CAD	42,433	41,197	-
Cash Denominated in Foreign Currency (Cost $17,520,033)		€13,270,419	18,079,619	1.25%
Cash Denominated in Foreign Currency (Cost $152,518)		£100,175	157,415	0.01%
Cash Held on Account at Various Institutions		$63,331,827	63,331,827	4.38%
Total Cash and Cash Equivalents			214,636,321

Total Cash and Investments			$1,444,544,364	100.00%

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

September 30, 2010

Notes to Statement of Investments:

(1)
Investments in bank debt generally are bought and sold among institutional investors in transactions not subject to registration under the Securities Act of 1933. Such transactions are generally subject to contractual restrictions, such as approval of the agent or borrower.

(2)
Affiliated issuer - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer).    Changes to investments in securities of affiliated issuers and interest and dividends earned on such securities during the nine months ended September 30, 2010 were as follows:

	Value,			Value,	Interest &
	Beginning of			End of	Dividends
Investment	Period	Acquisitions	Dispositions	Period	Earned

Doral GP, Ltd., GP Interest	$225	$-	$-	$225	$-
Encompass Digital Media Group, Inc., 1st Lien Revolver, 13%, due 12/31/14	-	7,263,082	(4,556,250)	2,981,250	358,465
Encompass Digital Media Group, Inc., 1st Lien Term Loan, 13%, due 12/31/14	-	61,639,067	-	68,810,777	5,949,600
Encompass Digital Media Group, Inc., Common Stock	-	3,179,500	-	3,009,375	-
ESP Holdings, Inc., 2nd Lien Term Loan, LIBOR + 10%, due 9/12/14	20,473,335	-	-	18,127,371	1,668,086
ESP Holdings, Inc., Junior Unsecured Subordinated Promissory Notes, 18% PIK, due 3/31/15	1,714,918	-	-	2,083,846	334,972
ESP Holdings, Inc., 15% PIK, Preferred Stock	1,779,514	-	-	1,924,342	-
ESP Holdings, Inc., Common Stock	6,704,462	-	-	5,129,997	-
Fleetwood Enterprises, Inc., Common Stock	53,418	-	(34,936)	11,501	-
Gateway Casinos & Entertainment Limited, 1st Lien Term Loan, LIBOR + 8.5%, due 9/16/14	-	12,759,916	-	15,272,213	66,484
Integra Telecom, Inc., 1st Lien Term Loan, LIBOR + 8.5%, due 8/31/13	1,368,558	-	(1,361,325)	-	58,289
Integra Telecom Holdings, Inc., 1st Lien Term Loan, LIBOR + 7.25%, due 4/15/15	-	15,666,887	(39,459)	15,832,614	565,211
Integra Telecom, Inc., Common Stock	51,503,558	-	-	47,661,402	-
Integra Telecom, Inc., Warrants	202,300	-	-	-	-
Online Resources Corporation, Common Stock	10,306,444	-	-	8,699,736	-
TOPV New World Holdings, LLC, Membership Interests	-	92,166,514	-	62,578,338	-

(3)	Principal amount denominated in euros. Amortized cost and fair value converted from euros to U.S. dollars.

(4)	Non-income producing security.

(5)	Restricted security.

(6)	Not a controlling position.

(7)	Includes investments with an aggregate fair value of $72,483,807 that have been segregated to collateralize certain unfunded commitments.

Aggregate purchases and aggregate sales of investments, other than Government securities, totaled $648,058,664 and $602,012,025, respectively.  Aggregate purchases includes investment assets received as payment in-kind.  Aggregate sales includes principal paydowns on debt investments.

The aggregate cost of securities for federal income tax purposes, excluding cash and cash equivalents, was $1,295,455,130.  Net unrealized depreciation aggregated $65,547,087, of which $128,286,870 related to appreciated investments and $193,833,957 related to depreciated investments.

The total value of restricted securities and bank debt as of September 30, 2010 was $974,459,389, or 67.46% of total cash and investments of the Registrant.

See accompanying notes.

Investments of the Registrant may be categorized based on the types of inputs used in valuing such assets. The level in the GAAP valuation hierarchy in which an investment falls is based on the lowest level input that is significant to the valuation of the investment in its entirety.  At September 30, 2010, the investments of the Registrant were categorized as follows:

Level	Basis for Determining Fair Value	Bank Debt	Other Corporate Debt	Equity Securities
1	Quoted prices in active markets for identical assets	$-	$48,934,500	$12,701,654
2	Other observable market inputs*	282,471,886	282,222,677	8,236,526
3	Independent third-party pricing sources that employ significant unobservable inputs	379,775,564	60,524,854	138,243,011
3	Internal valuations with significant unobservable inputs	3,475,235	-	13,322,136
Total		$665,722,685	$391,682,031	$172,503,327

* E.g. quoted prices in inactive markets or quotes for comparable instruments

Changes in investments categorized as Level 3 during the three months ended September 30, 2010 were as follows:

	Independent Third Party Valuation
	Bank Debt	Other Corporate Debt	Equity Securities
Beginning balance	$282,922,138	$109,280,256	$65,282,802
Net realized and unrealized gains (losses)	(1,008,426)	3,976,474	(38,041,994)
Net acquisitions and dispositions	52,473,900	(7,343,924)	104,568,274
Net transfers into category	45,387,952	-	6,704,462
Net transfers out of category	-	(45,387,952)	(270,533)
Ending balance	$379,775,564	$60,524,854	$138,243,011

Net change in unrealized gains (losses) during the period on investments still held at period end (included in net realized and unrealized gains/losses, above)	$(6,111,342)	$3,883,278	$(38,041,944)

	Investment Manager Valuation
	Bank Debt	Other Corporate Debt	Equity Securities
Beginning balance	$-	$235,752	$14,296,589
Net realized and unrealized gains (losses)	943,371	-	3,856,011
Net acquisitions and dispositions	2,531,864	(235,272)	1,873,998
Net transfers into category	-	-	-
Net transfers out of category	-	-	(6,704,462)
Ending balance	$3,475,235	$-	$13,322,136

Net change in unrealized gains (losses) during the period on investments still held at period end (included in net realized and unrealized gains/losses, above)	$943,371	$-	$3,856,011

During the nine months ended September 30, 2010, one investment with a beginning-of-period market value of approximately $33.5 million transferred from Level 2 to Level 1, and one investment transferred from Level 3 to Level 2, due to increased trading volumes.

Acquisition date and cost of restricted securities of unaffiliated issuers held at September 30, 2010 were as follows:

Investment	Acquisition Date	Cost

Bally Total Fitness Holding Corporation, Common Stock	4/30/10	$13,422,993
Bally Total Fitness Holding Corporation, Warrants	4/30/10	-
GSI Group, Inc., Common Stock	7/23/10	6,788,812
GSI Group, Inc., Senior Secured Notes, 12.25% Cash or 13% PIK, due 1/15/14	Various 2010	16,377,147
GXS Holdings, Inc., Common Stock	3/28/08	2,510,633
GXS Holdings, Inc., Series A Preferred Stock	3/28/08	100,425
Hawaiian Telcom Communications, Senior FRN, LIBOR + 5.5%, due 5/1/13	Various 2008	5,025,972
ITC^DeltaCom, Inc., Common Stock	Var. 2008 & 2009	621,900
ITC^DeltaCom, Inc., Senior Secured Notes, 10.5%, due 4/1/16	4/9/10	17,780,617
MSX International, Inc., Senior Secured 2nd Lien Notes, 12.5%, due 4/1/12	Various 2010	17,142,810
NEF Kamchia Co-Investment Fund, LP Interest	7/31/07	8,982,702
Precision Holdings, LLC, Class C Membership Interests	9/30/10	1,858
Real Mex Restaurants, Inc., Senior Secured Notes, 14%, due 1/1/13	Various 2010	32,600,251
Terremark Worldwide, Inc., Senior Secured Notes, 12%, due 6/15/17	6/17/09	1,781,860
TPG Hattrick Holdco, LLC, Common Units	9/30/10	892,388
Tropicana Entertainment, Inc., Common Stock	3/8/10	9,612,500
United Air Lines, Inc., Aircraft Secured Mortgage (N508UA), 20%, due 8/25/16	8/26/09	2,286,989
United Air Lines, Inc., Aircraft Secured Mortgage (N510UA), 20%, due 9/26/16	8/27/09	5,184,655
United Air Lines, Inc., Aircraft Secured Mortgage (N512UA), 20%, due 10/26/16	8/27/09	5,194,720
United Air Lines, Inc., Aircraft Secured Mortgage (N530UA), 20%, due 11/25/13	8/26/09	2,088,923
United Air Lines, Inc., Aircraft Secured Mortgage (N536UA), 16%, due 8/21/14	12/21/09	4,779,217
United Air Lines, Inc., Aircraft Secured Mortgage (N545UA), 16%, due 7/17/15	12/17/09	5,732,201
United Air Lines, Inc., Aircraft Secured Mortgage (N585UA), 20%, due 10/25/16	8/26/09	6,099,379
United Air Lines, Inc., Equipment Trust Beneficial Interests (N510UA)	8/27/09	1,244,927
United Air Lines, Inc., Equipment Trust Beneficial Interests (N512UA)	8/27/09	1,234,861
United Air Lines, Inc., Equipment Trust Beneficial Interests (N536UA)	12/21/09	1,624,789
United Air Lines, Inc., Equipment Trust Beneficial Interests (N545UA)	12/17/09	1,704,817
United Air Lines, Inc., Equipment Trust Beneficial Interests (N585UA)	8/26/09	1,449,912
Zayo Group, LLC, 1st Lien Senior Secured Notes, 10.25%, due 3/15/17	3/5/10	10,935,569

ITEM 2.                CONTROLS AND PROCEDURES.

(a)           The Registrant's Chief Executive Officer and Chief Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported in a timely manner.

(b)           Not applicable.

ITEM 3.	EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tennenbaum Opportunities Partners V, LP

By:	/s/ Hugh Steven Wilson
Name:	Hugh Steven Wilson
Title:	Chief Executive Officer
Date:	November 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Hugh Steven Wilson
Name:	Hugh Steven Wilson
Title:	Chief Executive Officer
Date:	November 29, 2010

By:	/s/ Paul L. Davis
Name:	Paul L. Davis
Title:	Chief Financial Officer
Date:	November 29, 2010